Cash and Investments Held in Trust Account (Details) - Schedule of fair value on a recurring basis - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Level 1 [Member] | U.S. Treasury Securities [Member]
Cash and Investments Held in Trust Account (Details) - Schedule of fair value on a recurring basis [Line Items]
Trust Account - U.S. Treasury Securities Money Market Fund	$ 14,306,539	$ 15,364,991